Loan Portfolio and Allowance for Credit Losses, Impaired Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Impaired loans by loans class [Abstract]
Recorded Investment		$ 18,504	$ 25,700
Unpaid Principal Balance		18,871
Related Allowance		0
Average Recorded Investment		20,753
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	15,932
Unpaid Principal Balance	[1]	16,299
Related Allowance	[1]	0
Average Recorded Investment	[1]	17,824
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,572
Unpaid Principal Balance		2,572
Related Allowance		0
Average Recorded Investment		2,929
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		187
Unpaid Principal Balance		279
Related Allowance		0
Average Recorded Investment		1,259
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	187
Unpaid Principal Balance	[1]	279
Related Allowance	[1]	0
Average Recorded Investment	[1]	1,154
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		105
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		45
Unpaid Principal Balance		45
Related Allowance		0
Average Recorded Investment		107
Commercial [Member] | Other [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	45
Unpaid Principal Balance	[1]	45
Related Allowance	[1]	0
Average Recorded Investment	[1]	107
Commercial [Member] | Other [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		16,055
Unpaid Principal Balance		16,243
Related Allowance		0
Average Recorded Investment		16,634
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	13,687
Unpaid Principal Balance	[1]	13,875
Related Allowance	[1]	0
Average Recorded Investment	[1]	14,072
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,368
Unpaid Principal Balance		2,368
Related Allowance		0
Average Recorded Investment		2,562
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		161
Unpaid Principal Balance		161
Related Allowance		0
Average Recorded Investment		251
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	161
Unpaid Principal Balance	[1]	161
Related Allowance	[1]	0
Average Recorded Investment	[1]	235
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		16
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,056
Unpaid Principal Balance		2,143
Related Allowance		0
Average Recorded Investment		2,502
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	1,852
Unpaid Principal Balance	[1]	1,939
Related Allowance	[1]	0
Average Recorded Investment	[1]	2,256
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		204
Unpaid Principal Balance		204
Related Allowance		0
Average Recorded Investment		$ 246

[1]	Includes New York, New Jersey, Vermont and Massachusetts.